Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7,615	$ 7,500	$ 8,100
Charged to Costs and Expenses	6,034	5,484	7,591
Deductions	6,034	5,369	8,191
Balance at End of Period	7,615	7,615	7,500
Deducted in balance sheet from trade accounts receivable: Allowance for doubtful accounts [Member] | LAMAR MEDIA CORP [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	7,615	7,500	8,100
Charged to Costs and Expenses	6,034	5,484	7,591
Deductions	6,034	5,369	8,191
Balance at End of Period	7,615	7,615	7,500
Deducted in balance sheet from intangible assets: Amortization of intangible assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,794,415	1,705,402	1,602,723
Charged to Costs and Expenses	106,533	102,941	102,679
Deductions	922	13,928
Balance at End of Period	1,900,026	1,794,415	1,705,402
Deducted in balance sheet from intangible assets: Amortization of intangible assets [Member] | LAMAR MEDIA CORP [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,793,476	1,704,492	1,601,843
Charged to Costs and Expenses	106,533	102,941	102,649
Deductions	929	13,957
Balance at End of Period	$ 1,899,080	$ 1,793,476	$ 1,704,492